UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

Name of Fund: NASDAQ Premium Income & Growth Fund Inc. (QQQX)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, NASDAQ Premium Income &

            Growth Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 2.5%	Boeing Co.	7,506	$406,450
	Ceradyne, Inc. (a)	21,583	395,616
	General Dynamics Corp.	4,841	312,729
	L-3 Communications Holdings, Inc.	37,820	3,037,702
	Lockheed Martin Corp.	6,743	526,493
	Precision Castparts Corp.	11,432	1,164,578
	United Technologies Corp.	5,834	355,466
			6,199,034
Airlines - 0.4%	SkyWest, Inc.	55,634	922,412
Biotechnology - 11.0%	Amgen, Inc. (a)	98,219	5,915,730
	Biogen Idec, Inc. (a)	65,468	3,307,443
	Celgene Corp. (a)	66,640	3,725,176
	Crucell NV (a)(b)	29,009	664,016
	Genzyme Corp. (a)	82,392	4,674,098
	Gilead Sciences, Inc. (a)	167,905	7,821,015
	OSI Pharmaceuticals, Inc. (a)	25,445	898,208
			27,005,686
Capital Markets - 0.5%	Affiliated Managers Group, Inc. (a)	7,276	473,013
	Northern Trust Corp.	14,318	832,735
			1,305,748
Commercial Banks - 0.4%	East-West Bancorp, Inc.	29,989	248,909
	SVB Financial Group (a)	18,740	810,880
			1,059,789
Communications Equipment - 13.8%	ADC Telecommunications, Inc. (a)	42,679	355,943
	Cisco Systems, Inc. (a)	494,400	11,638,176
	Comtech Telecommunications Corp. (a)	23,666	786,184
	JDS Uniphase Corp. (a)	75,832	539,166
	QUALCOMM, Inc.	317,319	14,273,009
	Research In Motion Ltd. (a)	95,929	6,480,004
			34,072,482
Computers & Peripherals - 17.8%	Apple, Inc. (a)	216,171	40,071,618
	Dell, Inc. (a)	122,928	1,875,881
	International Business Machines Corp.	9,113	1,090,006
	NCR Corp. (a)	17,402	240,496
	Teradata Corp. (a)	20,117	553,620
			43,831,621
Diversified Consumer Services - 0.3%	ITT Educational Services, Inc. (a)	5,590	617,192
Diversified Financial Services - 0.3%	The NASDAQ Stock Market, Inc. (a)	40,824	859,345
Electronic Equipment, Instruments &	Electro Scientific Industries, Inc. (a)	36,620	490,342
Components - 0.9%	National Instruments Corp.	23,327	644,525
	Smart Modular Technologies WWH, Inc. (a)	71,146	338,655
	Trimble Navigation Ltd. (a)	27,904	667,185
			2,140,707
Energy Equipment & Services - 0.2%	Hercules Offshore, Inc. (a)	82,575	405,443
Food & Staples Retailing - 0.6%	The Kroger Co.	15,762	325,328
	Walgreen Co.	27,865	1,044,102
			1,369,430
Health Care Equipment & Supplies - 0.3%	ArthroCare Corp. (a)	19,028	387,981
	Kinetic Concepts, Inc. (a)	10,784	398,792
			786,773
Health Care Providers & Services - 1.6%	Express Scripts, Inc. (a)	40,046	3,106,769
	Lincare Holdings, Inc. (a)	28,150	879,687
			3,986,456
Health Care Technology - 0.4%	Quality Systems, Inc.	17,733	1,091,821

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Hotels, Restaurants & Leisure - 0.3%	Darden Restaurants, Inc.	12,764	$435,635
	McDonald’s Corp.	7,249	413,700
			849,335
Household Durables - 0.1%	Mohawk Industries, Inc. (a)	5,638	268,876
IT Services - 1.3%	Affiliated Computer Services, Inc., Class A (a)	23,159	1,254,523
	CSG Systems International, Inc. (a)	35,364	566,178
	Computer Sciences Corp. (a)	25,014	1,318,488
			3,139,189
Insurance - 1.1%	Arch Capital Group Ltd. (a)	32,719	2,209,841
	CNA Financial Corp.	15,895	383,705
			2,593,546
Internet & Catalog Retail - 1.9%	Amazon.com, Inc. (a)	50,503	4,714,960
Internet Software & Services - 6.9%	eBay, Inc. (a)	198,426	4,684,838
	Google, Inc., Class A (a)	23,758	11,780,404
	Sohu.com, Inc. (a)	8,531	586,762
			17,052,004
Life Sciences Tools & Services - 1.4%	Life Technologies Corp. (a)	74,906	3,486,874
Machinery - 1.0%	Eaton Corp.	24,371	1,379,155
	Middleby Corp. (a)	16,835	926,093
	Terex Corp. (a)	10,253	212,545
			2,517,793
Media - 1.4%	Cablevision Systems Corp., Class A	23,687	562,566
	Central European Media Enterprises Ltd., Class A (a)	6,777	232,112
	Liberty Media Corp. - Entertainment, Class A (a)	41,839	1,301,611
	Liberty Media Holding Corp. - Capital (a)	27,929	584,275
	Omnicom Group Inc.	8,847	326,808
	Scholastic Corp.	20,352	495,368
			3,502,740
Metals & Mining - 0.6%	Freeport-McMoRan Copper & Gold, Inc., Class B	12,975	890,215
	Nucor Corp.	13,556	637,268
			1,527,483
Oil, Gas & Consumable Fuels - 0.1%	Chevron Corp.	4,866	342,712
Personal Products - 0.6%	Chattem, Inc. (a)	9,759	648,095
	USANA Health Sciences, Inc. (a)	21,952	748,783
			1,396,878
Pharmaceuticals - 3.1%	Forest Laboratories, Inc. (a)	12,280	361,523
	GlaxoSmithKline Plc (b)	9,678	382,378
	Teva Pharmaceutical Industries Ltd. (b)	135,673	6,859,627
			7,603,528
Real Estate Investment	Boston Properties, Inc.	8,441	553,308
Trusts (REITs) - 0.3%	ProLogis	11,397	135,852
			689,160
Road & Rail - 0.1%	CSX Corp.	6,832	285,988
Semiconductors & Semiconductor Equipment	ASML Holding NV (b)	138,211	4,086,899
- 9.6%	Cabot Microelectronics Corp. (a)	31,895	1,111,860
	Diodes, Inc. (a)	48,631	879,735
	Integrated Device Technology, Inc. (a)	90,965	614,923
	Intel Corp.	495,630	9,699,479
	International Rectifier Corp. (a)	18,894	368,244
	Intersil Corp., Class A	54,615	836,156
	MEMC Electronic Materials, Inc. (a)	16,786	279,151
	Microsemi Corp. (a)	40,888	645,621
	Texas Instruments, Inc.	106,940	2,533,409

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	Varian Semiconductor Equipment
	Associates, Inc. (a)	11,714	$384,688
	Xilinx, Inc.	62,205	1,456,841
	Zoran Corp. (a)	62,924	724,884
			23,621,890
Software - 17.2%	Adobe Systems, Inc. (a)	209,990	6,938,070
	Ansys, Inc. (a)	17,096	640,587
	Factset Research Systems, Inc.	15,624	1,034,934
	McAfee, Inc. (a)	26,561	1,163,106
	Microsoft Corp.	601,028	15,560,615
	Oracle Corp.	511,182	10,653,033
	SAP AG (b)	27,934	1,365,135
	SPSS, Inc. (a)	25,222	1,259,839
	Symantec Corp. (a)	184,386	3,036,837
	Synopsys, Inc. (a)	27,205	609,936
			42,262,092
Specialty Retail - 2.3%	Jos. A. Bank Clothiers, Inc. (a)	53,929	2,414,401
	Ross Stores, Inc.	12,648	604,195
	Staples, Inc.	92,165	2,140,071
	Tiffany & Co.	14,496	558,531
			5,717,198
Textiles, Apparel & Luxury Goods - 0.7%	Nike, Inc., Class B	19,177	1,240,752
	Phillips-Van Heusen Corp.	10,183	435,731
			1,676,483
Trading Companies & Distributors - 0.1%	Houston Wire & Cable Co.	24,528	271,034
	Total Investments Before Options Written
	(Cost - $236,887,527*) - 101.1%		249,173,702
		Number of
	Options Written	Contracts
Call Options Written	NASDAQ Index 100, expiring October 2009 at USD 1,600	100	(1,256,000)
	NASDAQ Index 100, expiring October 2009 at USD 1,750	100	(183,000)
	NASDAQ Index 100, expiring October 2009 at USD 1,800	100	(50,500)
	NASDAQ Index 100, expiring November 2009 at USD 1,775	150	(499,500)
	NASDAQ Index 100, expiring December 2009 at USD 1,650	100	(1,187,000)
	NASDAQ Index 100, expiring December 2009 at USD 1,675	100	(1,020,500)
	NASDAQ Index 100, expiring December 2009 at USD 1,800	20	(76,200)
	Total Options Written
	(Premiums Received - $2,827,160) - (1.7%)		(4,272,700)
	Total Investments, Net of Options Written
	(Net Cost - $234,060,367) - 99.4%		244,901,002
	Other Assets Less Liabilities - 0.6%		1,470,052
	Net Assets - 100.0%		$246,371,054

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$237,053,126

Gross unrealized appreciation	$42,123,967
Gross unrealized depreciation	(30,003,391)

Net unrealized appreciation	$12,120,576

(a)	Non-income producing security.
(b)	Depositary receipts.

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2009 (Unaudited)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 -
Long-Term Investments[1]	$249,173,702
Level 2	-
Level 3	-
Total	$249,173,702

1See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments†
Assets
Level 1	(4,272,700)
Level 2	-
Level 3	-
Total	$(4,272,700)

†Other financial instruments are options.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NASDAQ Premium Income & Growth Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri Chief Executive Officer (principal executive officer) of NASDAQ Premium Income & Growth Fund Inc.

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri Chief Executive Officer (principal executive officer) of NASDAQ Premium Income & Growth Fund Inc.

Date: November 13, 2009

By:	/s/ James E. Hillman
James E. Hillman Chief Financial Officer (principal financial officer) of NASDAQ Premium Income & Growth Fund Inc.

Date: November 13, 2009